MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.01 - Schedule 4

Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	MFA 2026-NQM3-10004	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Exempt from ATR	2	1	1	2	[2] Federal Compliance - CDFI Bank Originated Loan submitted as Non Exempt: Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,175.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	REVIEWER - WAIVED COMMENT (2026-04-30): Client elects to waive REVIEWER - CURED COMMENT (2026-04-29): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	MFA 2026-NQM3-10005	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Exempt from ATR	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	MFA 2026-NQM3-10006	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Exempt from ATR	2	1				1				2	[2] Federal Compliance - CDFI Bank Originated Loan submitted as Non Exempt: Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.	Federal Compliance - CDFI Bank Originated Loan submitted as Non Exempt: CDFI Bank Originated Loan submitted as non-exempt.	REVIEWER - WAIVED COMMENT (2026-04-30): Client elects to waive		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A